DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due to related parties—trade (Note 5)	$ 2	$ 1,073
Due to related parties—non-trade (Note 5)	1	12,906
Due to joint ventures—non-trade (Note 5)	6,235	3,965
At the end of the financial year	6,238	17,944
Less: included as part of a disposal group held for sale (Note 39)	0	(1,014)
Current payables to related parties	$ 6,238	$ 16,930